BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - 2022 First Quarter Acquisition (Details) EquityInstruments in Thousands, $ in Thousands		12 Months Ended
	Feb. 15, 2022 USD ($) EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 04, 2021 EquityInstruments
Acquisition-date fair value of total consideration transferred
Purchase price		$ 2,849		$ 812
Reduction in long term debt			$ 14,934
Cultivauna Agreement
Acquisition-date fair value of total consideration transferred
Cash	$ 11,027
Shares Issued	$ 4,482
Shares Issued, shares | EquityInstruments	329				329
Total	$ 21,621
Purchase price	$ 21,621
Trade name/brand
LIABILITIES ASSUMED
Useful life		5 years
Host community agreements
LIABILITIES ASSUMED
Useful life		15 years
Exchangeable Shares | Cultivauna Agreement
Acquisition-date fair value of total consideration transferred
Shares Issued, shares	329
Purchase price	$ 4,482
Percentage of discount rate attributed to the contractual restrictions	14.85%
Exchangeable Shares | Minimum | Cultivauna Agreement
Acquisition-date fair value of total consideration transferred
Lock-up provision	6 months
Exchangeable Shares | Maximum | Cultivauna Agreement
Acquisition-date fair value of total consideration transferred
Lock-up provision	12 months
Cultivauna, LLC
Acquisition-date fair value of total consideration transferred
Intangible assets	$ 5,500
Cultivauna, LLC | Cultivauna Agreement
ASSETS ACQUIRED
Cash	1,251
Accounts receivable	471
Inventory	1,206
Prepaid expenses and other assets	38
Property, plant and equipment	2,202
Right-of-use assets - operating	315
Total assets acquired at fair value	10,983
LIABILITIES ASSUMED
Trade payables	23
Accrued liabilities	305
Lease liabilities - operating	315
Total liabilities assumed at fair value	643
Goodwill	11,281
Consideration transferred	$ 21,621
Cultivauna, LLC | Minimum
LIABILITIES ASSUMED
Useful life	5 years
Cultivauna, LLC | Maximum
LIABILITIES ASSUMED
Useful life	15 years
Cultivauna, LLC | Trade name/brand | Cultivauna Agreement
ASSETS ACQUIRED
Intangible assets - trade name/brand	$ 3,400
Cultivauna, LLC | Host community agreements | Cultivauna Agreement
ASSETS ACQUIRED
Intangible assets - host community agreements	$ 2,100
Cultivauna, LLC | Exchangeable Shares
Acquisition-date fair value of total consideration transferred
Shares Issued, shares | EquityInstruments		329